N-PX 1 npxwithsignaturepage.htm ADVISORONE FUNDS

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE   68137

                                                       (Address of principal executive offices)

                      (Zip code)

ADVISORONE FUNDS

4020 South 147th Street

Omaha, NE 68137

(402) 493-3313

 Brian Nielsen, Secretary

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:   April 30th

Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ADVISORONE FUNDS

By (Signature and Title)*                      /s/ Brian Nielsen

           Brian Nielsen, Secretary

Date: August 22, 2011

* Print the name and title of each signing officer under his or her signature.

Registrant: AdvisorOne Funds										Item 1, Exhibit A
Investment Company Act file number:
Reporting Period: July 1, 2010 - June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
Fund Name	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
Amerigo	N/A - Amerigo Fund has not voted any proxies for the reporting period ended June 30, 2011.									Amerigo

Clermont	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	1. To vote for election of nominees to serve as directors.	MGMT	Y	FOR	FOR	Clermont
Clermont	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	2. Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	MGMT	Y	FOR	FOR	Clermont
Clermont	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	3. Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	MGMT	Y	3YR	FOR	Clermont
Clermont	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	4. To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings.	SHAREHOLD	Y	AGN	FOR	Clermont

Descartes	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	1. To vote for election of nominees to serve as directors.	MGMT	Y	FOR	FOR	Descartes
Descartes	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	2. Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	MGMT	Y	FOR	FOR	Descartes
Descartes	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	3. Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	MGMT	Y	3YR	FOR	Descartes
Descartes	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	4. To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings.	SHAREHOLD	Y	AGAINST	FOR	Descartes

Enhanced Income	Xilinx, Inc.	XLNX	US9839191015	ANNUAL; 08/11/2010	1. To vote for election of nominees to serve as directors.	MGMT	Y	FOR	FOR	Enhanced Income
Enhanced Income	Xilinx, Inc.	XLNX	US9839191015	ANNUAL; 08/11/2010	2. Proposal to approve an amendment to the company's 1990 employee qualified stock purchase plan to increase the number of shares reserved for issuance thereunder by 2,000,000 shares.	MGMT	Y	FOR	FOR	Enhanced Income
Enhanced Income	Xilinx, Inc.	XLNX	US9839191015	ANNUAL; 08/11/2010	3. Proposal to approve an amendment to the company's 2007 equity incentive plan to increase the number of shares reserved for issuance thereunder by 4,500,000 shares.	MGMT	Y	FOR	FOR	Enhanced Income
Enhanced Income	Xilinx, Inc.	XLNX	US9839191015	ANNUAL; 08/11/2010	4. Proposal to ratify the appointment of Ernst & Young LLP as the company's external auditors for fiscal 2011.	MGMT	Y	FOR	FOR	Enhanced Income
Enhanced Income	National Semiconductor Corporation	NSM	637640103	ANNUAL; 09/24/2010	1. To vote for election of nominees to serve as directors.	MGMT	Y	FOR	FOR	Enhanced Income
Enhanced Income	National Semiconductor Corporation	NSM	637640103	ANNUAL; 09/24/2010	2. Ratification of the appointment of KPMG LLP as independent auditors of the Company.	MGMT	Y	FOR	FOR	Enhanced Income

Flexible Income	N/A - Flexible Income Fund has not voted any proxies for the reporting period ended June 30, 2011.									Flexible Income

Liahona	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	1. To vote for election of nominees to serve as directors.	MGMT	Y	FOR	FOR	Liahona
Liahona	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	2. Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	MGMT	Y	FOR	FOR	Liahona
Liahona	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	3. Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	MGMT	Y	3YR	FOR	Liahona
Liahona	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	4. To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings.	SHAREHOLD	Y	AGAINST	FOR	Liahona

Reservoir	N/A - Reservoir Fund has not voted any proxies for the reporting period ended June 30, 2011.									Reservoir

Select Allocation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	1. To vote for election of nominees to serve as directors.	MGMT	Y	FOR	FOR	Select Allocation
Select Allocation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	2. Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	MGMT	Y	FOR	FOR	Select Allocation
Select Allocation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	3. Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	MGMT	Y	3YR	FOR	Select Allocation
Select Allocation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	4. To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings.	SHAREHOLD	Y	AGAINST	FOR	Select Allocation

Select Appreciation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	1. To vote for election of nominees to serve as directors.	MGMT	Y	FOR	FOR	Select Appreciation
Select Appreciation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	2. Non-binding resolution to approve the compensation of the company's named executive officers, as described in the 2011 proxy statement	MGMT	Y	FOR	FOR	Select Appreciation
Select Appreciation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	3. Non-binding resolution to determine the frequency (whether annual, biennial or triennial) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	MGMT	Y	3YR	FOR	Select Appreciation
Select Appreciation	Berkshire Hathaway Inc	BRK/B	084670702	ANNUAL; 04/30/2011	4. To approve the shareholder proposal with respect to the establishment of quantitative goals for the reduction of greenhouse gas and other air emissions at Berkshire's energy generating holdings.	SHAREHOLD	Y	AGAINST	FOR	Select Appreciation

Shelter	N/A - Shelter Fund has not voted any proxies for the reporting period ended June 30, 2011.									Shelter